Overview	12 Months Ended
Jun. 30, 2026
Overview [Abstract]
Overview
1.	Overview

Linkers Industries Limited (the “Company”) is incorporated in British Virgin Islands on December 8, 2022 and its registered office at Commerce House, Wickhams Cay 1, P.O. Box 3140, Road Town, Tortola, VG1110, British Virgin Islands. The principal place of business of the Company is Lot A99, Jalan 2A-3, Lot A101 and A102, Jalan 2A, Kawasan Perusahaan MIEL Sungai Lalang, 08000 Sungai Petani, Kedah Darul Aman, Malaysia.

These consolidated financial statements comprise the Company and its subsidiaries (the “Company”).

The principal activity of the Company is investment holding. The principal activities of the subsidiaries and the associate are disclosed below.

a) The details of its subsidiaries are as follows:

		Percentage of effective ownership
Name of subsidiary		held by the Company
(Country of incorporation and principal place of business)	Principal activities	June 30, 2025	June 30, 2026

TEM SP Limited	Investment holding	100%	100%
(British Virgin Islands)
Linkers Asia Pacific Limited	Investment holding	N/A	100%
(British Virgin Islands)
TEM Electronics (M) Sdn Bhd (Malaysia)	Manufacturing of connectors, assemblies and wire harness	100%	100%

b) The details of its associate is as follows:

Percentage of effective ownership
Name of associate		held by the Company
(Country of incorporation and principal place of business)	Principal activities	June 30, 2025	June 30, 2026

LPW Electronics Co Ltd	Manufacturing of connectors,	N/A	49%
(Thailand)	assemblies and wire harness

There have been no significant changes in the nature of these activities during the financial years ended June 30, 2026 and June 30, 2025.